As filed with the Securities and Exchange Commission on September 29, 2009

1933 Act File No. 2-27962 1940 Act File No. 811-1545

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 97 ☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 84 ☒

EATON VANCE SPECIAL INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (a)(1)
☒ on September 30, 2009 pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐ This post effective amendment designates a new effective date for a previously filed post-effective amendment.

Greater India Portfolio has also executed this Registration Statement.

Explanatory Note

Parts A and B of this Post-Effective Amendment No. 97 to the Registration Statement of Eaton Vance Special Investment Trust (the “Amendment”) are incorporated by reference to the Prospectuses (Part A) and Statements of Additional Information (Part B) for the following Funds:

  Eaton Vance Greater India Fund, dated September 1, 2009, as previously filed electronically with the Securities and Exchange Commission (“the Commission”) on August 31, 2009 (Accession No. 0000940394-09-000678) and
  Eaton Vance Small-Cap Value Fund, dated May 1, 2009, as previously filed electronically with the Commission on April 27, 2009 (Accession No.
  0000940394-09-000291).

Part A is hereby supplemented as indicated in the Amendment. This Amendment is being filed to supplement the Prospectuses to add Class I shares of Eaton Vance Greater India Fund and Eaton Vance Small-Cap Value Fund, each a separate series of the Registrant.

EATON VANCE GREATER INDIA FUND Supplement to Prospectus dated May 1, 2009 as revised September 8, 2009

1. As of the date of this Supplement the Fund now offers Class I shares.

2. "Performance Information.": No performance is shown for Class I shares because they have not been offered prior to the date of this Supplement.

3. The following replaces the Fund’s Shareholder Fees table that appears in "Fund Fees and Expenses." under "Fund Summaries":

Shareholder Fees for Emerging Markets Fund and Greater India Fund
(fees paid directly from your investment)	Class A	Class B	Class C(1)	Class I(1)

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or time of redemption)	None	5.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None	None
Redemption Fee (as a percentage of amount redeemed or exchanged)(2)	1.00%	None	None	1.00%

(1)	Greater India Fund only.
(2)	For shares redeemed or exchanged within 90 days of the settlement of the purchase.

4. The following is added to the Annual Fund Operating Expenses and Example tables that appear in "Fund Fees and Expenses." and "Example." under "Fund Summary":

Annual Fund Operating Expenses for Greater India Fund
(expenses that are deducted from Fund and Portfolio assets)	Class I

Management Fees	1.20%
Distribution and Service (12b-1) Fees	n/a
Other Expenses(1)	0.47%
Acquired Fund Fees and Expenses(2)	0.01%
Total Annual Fund Operating Expenses	1.68%
Less Expense Reduction(3)	(0.05)%
Net Annual Fund Operating Expenses (net of expense reduction)	1.63%

(1)	"Other Expenses" for Class I is estimated.
(2)	Reflects the Fund’s portion of the fees and expenses allocated to Greater India Portfolio in connection with its investment in another investment company (exchange-traded fund) for investment purposes. These fees and expenses are not included in the Financial Highlights table; accordingly, Net Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets indicated in the Financial Highlights table.
(3)	The Adviser and the Administrator have agreed to reduce the Total Annual Fund Operating Expenses by 0.05% annually. This agreement is contractual in nature and may not be terminated without shareholder approval. This reduction relates to ordinary operating expenses only and reduction amounts may be subject to recoupment.

Example. These Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in the Fund Fees and Expenses tables above, except that any fee reduction or expense reimbursement is only applied during the period it is in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		1 Year	3 Years	5 Years	10 Years

Greater India Fund	Class I shares	$166*	$514	$887	$1,933

You would pay the following expenses if you did not redeem your shares:

		1 Year	3 Years	5 Years	10 Years

Greater India Fund	Class I shares	$166	$514	$887	$1,933

*	Due to the redemption fee, the cost of investing for one year would be $100 higher for shares redeemed or exchanged within 90 days of the settlement of the purchase.

5. The following is added to "Purchasing Shares": Class I Shares

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Your initial investment must be at least $250,000. Subsequent investments of any amount may be made at any time. The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone the Fund Order Department at 1-800-262-1122 to be assigned an account number. You may request a current account application by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). The Fund Order Department must be advised by telephone of each additional investment by wire.

6. The following replaces the second paragraph under "Restrictions on Excessive Market Trading and Market Timing." under "Purchasing Shares":

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of Fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including certain securities that may be held by a Portfolio, such as restricted securities and certain small and mid-cap companies) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser is authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing, the redemption fee applicable to Class A and Class I shares, and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Funds.

7. The following is added to "Choosing a Share Class." under "Purchasing Shares":

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (as described above). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Purchases of Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. Class I shares do not pay distribution or service fees.

8. The following replaces the third paragraph under "Redeeming Shares":

Class A and Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase. All redemption fees will be paid to the Fund. Redemptions of shares held by tax-deferred retirement plans, in proprietary fee-based programs sponsored by financial intermediaries, or by Eaton Vance, its affiliated entities and accounts in which Eaton Vance or such an affiliate have a beneficial interest, as well as the redemption of shares acquired as the result of reinvesting distributions, are not subject to the redemption fee.

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9. The following replaces the paragraph under "Financial Highlights" and is added to the Financial Highlights table:

The financial highlights are intended to help you understand a Fund’s financial performance for the period(s) indicated. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions at net asset value). This information (except for the six months ended June 30, 2009 for Greater India Fund) has been audited by Deloitte & Touche LLP, an independent registered public accounting firm. The report of Deloitte & Touche LLP and each Fund’s annual financial statements and Greater India Fund’s unaudited semiannual financial statements for the six months ended June 30, 2009 are incorporated herein by reference and included in the Fund’s annual and/or semiannual report, which is available on request. Financial Highlights information is not provided for Class I shares of Greater India Fund because the Class had not yet commenced operations as of June 30, 2009.

Six Months Ended June 30, 2009

(Unaudited)

	Class A	Class B	Class C

Net asset value - Beginning of period	$ 12.050	$ 11.000	$11.030
Income (loss) from operations
Net investment loss(1)	$ (0.083)	$ (0.106)	$ (0.010)
Net realized and unrealized gain (loss)	6.413	5.856	5.770
Total income (loss) from operations	$ 6.330	$ 5.750	$ 5.760
Less distributions
From net realized gain	$—	$—	$—
Total distributions	$—	$—	$—
Redemption Fees(1)	$ 0.000(4)	$ 0.000(4)	$ 0.000(4)
Net asset value - End of period	$ 18.380	$ 16.750	$16.790
Total Return (2)	52.53%(5)	52.13%(5)	52.22%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$419,933	$109,935	$54,653
Ratios (As a percentage of average daily net assets):
Expenses(3)	2.34%(6)	2.84%(6)	2.84%(6)
Net investment loss	(1.25)%(6)	(1.76)%(6)	(1.74)%(6)
Portfolio Turnover of the Portfolio	38%(5)	38%(5)	38%(5)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(4)	Amount is less than $0.0005.
(5)	Not annualized.
(6)	Annualized.

September 30, 2009

EMGIFPS

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EATON VANCE SMALL-CAP VALUE FUND Supplement to Prospectus dated May 1, 2009

1. As of the date of this Supplement the Fund now offers Class I shares.

2. "Performance Information.": No performance is shown for Class I shares because they have not been offered prior to the date of this Supplement.

3. The following is added to the Fund’s Annual Fund Operating Expenses and Example tables that appear in "Fund Fees and Expenses." and "Example." under "Fund Summaries":

Annual Fund Operating Expenses for Small-Cap Value Fund
(expenses that are deducted from Fund and Portfolio assets)	Class I

Management Fees	1.15%
Distribution and Service (12b-1) Fees	n/a
Other Expenses(1)	0.87%
Total Annual Fund Operating Expenses	2.02%
Expense Reimbursement(2)	(0.62)%
Net Fund Operating Expenses	1.40%

(1)	"Other Expenses" for Class I is estimated.
(2)	The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.40% for Class I shares. This expense reimbursement will continue through April 30, 2010. Thereafter, the expense reimbursement may be changed or terminated at any time. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment by the administrator.

Example. These Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in the Fund Fees and Expenses tables above, except that any fee reduction or expense reimbursement (excluding Acquired Fund Fees and Expenses reimbursements) is only applied during the period it is in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		1 Year	3 Years	5 Years	10 Years

Small-Cap Value Fund	Class I shares	$143	$574	$1,031	$2,298

4. The following replaces the paragraph under "Financial Highlights" and is added to the Financial Highlights table:

The financial highlights are intended to help you understand a Fund’s financial performance for the period(s) indicated. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions at net asset value). This information (except for the six months ended June 30, 2009) has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, except that for Balanced Fund, Dividend Builder Fund, Large-Cap Value Fund, Small-Cap Fund and Special Equities Fund, information prior to the fiscal year ended December 31, 2007 was audited by another independent registered public accounting firm. The reports of Deloitte & Touche LLP and each Fund’s annual financial statements and Small-Cap Value Fund’s unaudited semiannual financial statements for the six months ended June 30, 2009 are incorporated herein by reference and included in the Fund’s annual and/or semiannual report, which is available on request. Financial Highlights information is not provided for Class I shares of Small-Cap Value Fund and Class R shares of Large-Cap Growth Fund and Small-Cap Fund because the Classes had not yet commenced operations as of June 30, 2009.

Six Months Ended June 30, 2009

(Unaudited)

	Class A	Class B	Class C

Net asset value - Beginning of period	$ 9.910	$ 9.740	$ 9.720
Income (loss) from operations
Net investment income (loss)(1)	$ 0.032	$(0.003)	$(0.002)
Net realized and unrealized gain (loss)	(0.012)	(0.017)	(0.028)
Total income (loss) from operations	$ 0.020	$(0.020)	$(0.030)
Less distributions
From net realized gain	$—	$—	$—
Tax return of capital	—	—	—
Total distributions	$—	$—	$—
Net asset value - End of period	$ 9.930	$ 9.720	$ 9.690
Total Return (2)	0.20%(6)	(0.21)%(6)	(0.21)%(6)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,674	$ 2,074	$ 5,608
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(4)	1.65%(7)	2.40%(7)	2.40%(7)
Net investment income (loss)	0.70%(7)	(0.06)%(7)	(0.05)%(7)
Portfolio Turnover of the Portfolio(5)	—	—	—
Portfolio Turnover of the Fund	24%(6)	24%(6)	24%(6)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser and/or the administrator subsidized certain operating expenses (equal to 0.81% of average daily net assets for the six months ended June 30, 2009). Absent this subsidy, total return would be lower.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(5)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.
(6)	Not annualized.
(7)	Annualized.

September 30, 2009

COMBEQPS2

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PART C - OTHER INFORMATION

Item 23. Exhibits (with inapplicable items omitted)

(a)	(1)	Amended and Restated Declaration of Trust dated September 27, 1993, filed as Exhibit (1)(a) to
Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

	(2)	Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(b) to Post-Effective
Amendment No. 48 filed October 10, 1997 (Accession No. 0000950156-97-000868) and
incorporated herein by reference.

	(3)	Amendment dated August 11, 2008 to the Declaration of Trust filed as Exhibit (a)(1)(3) to Post-
Effective Amendment No. 90 filed August 28, 2008 (Accession No. 0000940394-08-001208)
and incorporated herein by reference.

	(4)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, as
amended and restated, Without Par Value effective June 15, 2009 filed as Exhibit (a)(4) to Post-
Effective Amendment No. 96 filed July 30, 2009 (Accession No. 0000940394-09-000577) and incorporated herein by reference.

(b)	(1)	By-Laws filed as Exhibit (2)(a) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

	(2)	Amendment to By-Laws dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective
Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

	(3)	Amendment to By-Laws dated June 18, 2002 filed as Exhibit (b)(3) to Post-Effective Amendment
No. 65 filed October 23, 2002 and incorporated herein by reference.

	(4)	Amendment to By-Laws dated February 7, 2005 filed as Exhibit (b)(4) to Post-Effective
Amendment No. 74 filed April 29, 2005 (Accession No. 0000940394-05-000457) and
incorporated herein by reference.

	(5)	Amendment to By-Laws dated December 11, 2006 filed as Exhibit (b)(5) to Post-Effective
Amendment No. 83 filed December 27, 2006 and incorporated herein by reference.

	(6)	Amendment to By-Laws dated August 11, 2008 filed as Exhibit (b)(6) to Post-Effective Amendment
No. 90 filed August 28, 2008 (Accession No. 0000940394-08-001208) and incorporated herein by reference.

(c)		Reference is made to Item 23(a) and 23(b) above.

(d)	(1)	Investment Advisory Agreement with Eaton Vance Management for EV Traditional Emerging Growth
Fund dated December 31, 1996 filed as Exhibit (5)(e) to Post-Effective Amendment No. 45 filed
December 31, 1996 (Accession No. 0000940394-96-000391) and incorporated herein by reference.

	(2)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Institutional Short
Term Income Fund dated October 21, 2002 filed as Exhibit (d)(2) to Post-Effective Amendment No.
66 filed December 30, 2002 (Accession No. 0000940394-02-000786) and incorporated herein by reference.

	(3)	Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton
Vance Small-Cap Value Fund, and Boston Management and Research dated April 13, 2004 filed as
Exhibit (d)(3) to Post-Effective Amendment No. 70 filed April 28, 2004 (Accession No.
0000940394-04-000434) and incorporated herein by reference.

	(4)	Investment Sub-Advisory Agreement between Boston Management and Research and Fox Asset
Management LLC for Eaton Vance Small-Cap Value Fund dated April 13, 2004 filed as Exhibit
(d)(4) to Post-Effective Amendment No. 70 filed April 28, 2004 and incorporated herein by reference.

	(5)	Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton
Vance Real Estate Fund, and Eaton Vance Management dated February 13, 2006 filed as Exhibit
(d)(5) to Post-Effective Amendment No. 75 filed February 14, 2006 and incorporated herein by reference

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	(6)		Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton
Vance Capital & Income Strategies Fund, and Eaton Vance Management dated November 13, 2006 filed as Exhibit (d)(6) to Post-Effective Amendment No. 83 filed December 27, 2006 and incorporated herein by reference.

	(7)		Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton
Vance Equity Asset Allocation Fund, and Eaton Vance Management dated November 13, 2006 filed as Exhibit (d)(7) to Post-Effective Amendment No. 83 filed December 27, 2006 and incorporated herein by reference.

	(8)	(a)	Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton
Vance Enhanced Equity Option Income Fund, and Eaton Vance Management dated February 11,
2008 filed as Exhibit (d)(8) to Post-Effective Amendment No. 87 filed February 28, 2008
(Accession No. 0000940394-08-000203) and incorporated herein by reference.

		(b)	Fee Reduction Agreement dated June 16, 2008 between Eaton Vance Special Investment Trust on behalf of Eaton Vance Enhanced Equity Option Income Fund and Eaton Vance Management filed as
Exhibit (d)(8)(b) to Post-Effective Amendment No. 90 filed August 28, 2008 (Accession No.
0000940394-08-001208) and incorporated herein by reference.

	(9)	(a)	Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Risk
Advisors LLC for Eaton Vance Enhanced Equity Option Income Fund dated February 11, 2008 filed as Exhibit (d)(9) to Post-Effective Amendment No. 89 filed April 25, 2008 (Accession No.
0000940394-08-000678) and incorporated herein by reference.

		(b)	Fee Reduction Agreement dated June 16, 2008 between Eaton Vance Management and Parametric
Risk Advisors LLC for Eaton Vance Enhanced Equity Option Income Fund filed as Exhibit (d)(9)(b) to
Post-Effective Amendment No. 90 filed August 28, 2008 (Accession No. 0000940394-08-
001208) and incorporated herein by reference.

	(10)	(a)	Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton
Vance Risk-Managed Equity Option Income Fund, and Eaton Vance Management dated February
11, 2008 filed as Exhibit (d)(10) to Post-Effective Amendment No. 87 filed February 28, 2008
(Accession No. 0000940394-08-000203) and incorporated herein by reference.

		(b)	Fee Reduction Agreement dated June 16, 2008 between Eaton Vance Special Investment Trust on behalf of Eaton Vance Risk-Managed Equity Option Income Fund and Eaton Vance Management
filed as Exhibit (a)(10)(b) to Post-Effective Amendment No. 90 filed August 28, 2008 (Accession
No. 0000940394-08-001208) and incorporated herein by reference.

	(11)	(a)	Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Risk
Advisors LLC for Eaton Vance Risk-Managed Equity Option Income Fund dated February 11, 2008 filed as Exhibit (d)(11) to Post-Effective Amendment No. 89 filed April 25, 2008 (Accession No.
0000940394-08-000678) and incorporated herein by reference.

		(b)	Fee Reduction Agreement dated June 16, 2008 between Eaton Vance Management and Parametric
Risk Advisors LLC for Eaton Vance Risk-Managed Equity Option Income Fund filed as Exhibit
(d)(11)(b) to Post-Effective Amendment No. 90 filed August 28, 2008 (Accession No.
0000940394-08-001208) and incorporated herein by reference.

(e)	(1)	(a)	Amended and Restated Distribution Agreement between Eaton Vance Special Investment Trust and
Eaton Vance Distributors, Inc. effective June 16, 2003 with attached Schedule A filed as Exhibit
(e)(1)(a) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.

		(b)	Schedule A effective December 10, 2007 to Amended and Restated Distribution Agreement dated
June 16, 2003 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 86 filed December 14,
2007 (Accession No. 0000940394-07-002080) and incorporated herein by reference.

	(2)		Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as
Exhibit (e)(2) to Post-Effective Amendment No. 85 filed April 26, 2007 and incorporated herein by reference.

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(f)			The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent
Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1,
1994).

(g)	(1)		Custodian Agreement with Investors Bank & Trust Company dated March 24, 1994 filed as Exhibit
(8) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

	(2)		Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23,
1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 43 filed April 29, 1996 (Accession
No. 0000940394-96-000194) and incorporated herein by reference.

	(3)		Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December
21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File
Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed January 25, 1999 and incorporated herein by reference.

	(4)		Extension Agreement dated August 31, 2005 to Master Custodian Agreement with Investors Bank
& Trust Company filed as Exhibit (j)(2) to the Eaton Vance Tax-Managed Global Buy-Write
Opportunities Fund N-2, Pre-Effective Amendment No. 2 (File Nos. 33-123961, 811-21745) filed
September 26, 2005 (Accession No. 0000950135-05-005528) and incorporated herein by reference.

	(5)		Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as
Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, Amendment No. 5 (File Nos. 333-
32267, 811-05808) filed April 3, 2001 (Accession No. 0000940394-01-000125) and incorporated herein by reference.

(h)	(1)	(a)	Management Contract between Eaton Vance Special Investment Trust (on behalf of certain of its series) and Eaton Vance Management filed as Exhibit (5)(a)(1) to Post-Effective Amendment No. 48
filed October 10, 1997 and incorporated herein by reference.

		(b)	Amended Schedule A-1 dated November 17, 1997 filed as Exhibit (5)(a)(2) to Post-Effective
Amendment No. 49 filed December 15, 1997 (Accession No. 0000950156-97-000988) and
incorporated herein by reference.

	(2)		Management Agreement between Eaton Vance Special Investment Trust on behalf of Eaton Vance
Institutional Short Term Treasury Fund and Eaton Vance Management filed as Exhibit (h)(2) to Post-
Effective Amendment No. 52 filed October 20, 1998 (Accession No. 0000950156-98-000643)
and incorporated herein by reference.

	(3)	(a)	Amended Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series listed on Schedule A) and Eaton Vance Management dated June 19,
1995 filed as Exhibit (9) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

		(b)	Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services
Agreement filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

	(4)	(a)	Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series listed on Schedule A) and Eaton Vance Management dated October 15, 2007 filed as Exhibit (h)(4)(a) to Post-Effective Amendment No. 86 filed December 14, 2007 (Accession No.
0000940394-07-002080) and incorporated herein by reference.

		(b)	Amendment to Schedule A dated February 11, 2008 to Administrative Services Agreement filed as
Exhibit (h)(4)(b) to Post-Effective Amendment No. 96 filed July 30, 2009 (Accession No.
0000940394-09-000577) and incoporated herein by reference.

	(5)		Administrative Services Agreement between Eaton Vance Special Investment Trust on behalf of
Eaton Vance Institutional Short Term Income Fund and Eaton Vance Management dated October

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21, 2002 filed as Exhibit (h)(5) to Post-Effective Amendment No. 66 filed December 30, 2002 and incorporated herein by reference.

(6)		Transfer Agency Agreement dated August 1, 2008 between PNC Global Investment Servicing Inc.
and Eaton Vance Management filed as Exhibit (h)(1) to Post-Effective Amendment No. 70 of Eaton
Vance Series Trust II (File Nos. 02-42722, 811-02258) (Accession No. 0000940394-08-
001324) filed October 27, 2008 and incorporated herein by reference.

(7)		Sub-Transfer Agency Services Agreement effective August 1, 2005 between PFPC Inc. and Eaton
Vance Management filed as Exhibit (h)(4) to Post-Effective No. 109 of Eaton Vance Mutual Funds
Trust (File Nos. 2-90946, 811-4015) filed August 25, 2005 (Accession No. 0000940394-05-
000983) and incorporated herein by reference.

(8)		Expense Reduction Agreement effective March 27, 2006 between Eaton Vance Special Investment
Trust, Eaton Vance Management and Lloyd George Investment Management (Bermuda) Ltd. filed as
Exhibit (h)(8) to Post-Effective Amendment No. 77 filed April 27, 2006 (Accession No.
0000940394-06-000423) and incorporated herein by reference.

(9)		Fee Reduction Agreement dated October 15, 2007 between Eaton Vance Special Investment Trust on behalf of Eaton Vance Balanced Fund and Eaton Vance Management filed as Exhibit (h)(9) to
Post-Effective Amendment No. 86 filed December 14, 2007 (Accession No. 0000940394-07-
002080) and incorporated herein by reference.

(10)	(a)	Expense Waivers/Reimbursements Agreement between Eaton Vance Management and the Trusts
(on behalf of certain of their series) listed on Schedule A thereto dated October 16, 2007 filed as
Exhibit (h)(5) to Post-Effective Amendment No. 131 of Eaton Vance Mutual Funds Trust (File Nos.
02-90946, 811-4015) filed November 26, 2007 (Accession No. 0000940394-07-002010) and
incorporated herein by reference.

	(b)	Amended Schedule A effective September 30, 2009 to the Expense Waivers/Reimbursements
Agreement filed as Exhibit (h)(5)(b) to Post-Effective Amendment No. 147 of Eaton Vance Mutual
Funds Trust (File Nos. 02-90946, 811-4015) filed September 29, 2009 (Accession No.
0000940394-09-000753) and incorporated herein by reference.

(i)		Opinion of Internal Counsel dated September 29, 2009 filed herewith.

(j)		Consent of Independent Registered Public Accounting Firm for Eaton Vance Greater India Fund and
Eaton Vance Small-Cap Value Fund dated September 29, 2009 filed herewith.

(m) (1)	(a)	Eaton Vance Special Investment Trust Class A Distribution Plan adopted June 23, 1997 and amended April 24, 2006 with attached Schedule A filed as Exhibit (m)(1)(a) to Post-Effective
Amendment No. 81 filed July 7, 2006 and incorporated herein by reference.

	(b)	Amended Schedule A to Class A Distribution Plan dated November 17, 2008 filed as Exhibit
(m)(1)(b) to Post-Effective Amendment No. 91 filed January 2, 2009 (Accession No.
0000940394-09-000005) and incorporated herein by reference.

(2)	(a)	Eaton Vance Special Investment Trust Class A Distribution Plan adopted June 23, 1997 (for each of its Series listed on Schedule A) filed as Exhibit (15)(b) to Post-Effective Amendment No. 48 filed
October 10, 1997 and incorporated herein by reference.

	(b)	Amended Schedule A-1 dated November 17, 1997 filed as Exhibit (15)(b)(1) to Post-Effective
Amendment No. 49 filed December 17, 1997 and incorporated herein by reference.

(3)	(a)	Eaton Vance Special Investment Trust Class B Distribution Plan adopted June 23, 1997 filed as
Exhibit (15)(c) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

	(b)	Amended Schedule A to Class B Distribution Plan filed as Exhibit (m)(3)(b) to Post-Effective
Amendment No. 64 filed August 23, 2002 (Accession No. 0000940394-02-000512) and
incorporated herein by reference.

(4)	(a)	Eaton Vance Special Investment Trust Class C Distribution Plan adopted June 23, 1997 filed as
Exhibit (15)(d) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

C-4

		(b)	Amended Schedule A to Class C Distribution Plan filed as Exhibit (m)(4)(b) to Post-Effective
Amendment No. 86 filed December 14, 2007 (Accession No. 0000940394-07-002080) and
incorporated herein by reference.

	(5)	(a)	Eaton Vance Special Investment Trust Class R Distribution Plan adopted June 16, 2003 filed as
Exhibit (5)(a) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.

		(b)	Amended Schedule A to Class R Distribution Plan effective June 15, 2009 filed as Exhibit (m)(5)(b)
to Post-Effective Amendment No. 96 filed July 30, 2009 (Accession No. 0000940394-09-
000577) and incoporated herein by reference.

(n)	(1)		Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 6, 2007 filed as
Exhibit (n) to Post-Effective Amendment No. 128 of Eaton Vance Mutual Funds Trust (File Nos. 02-
90946, 811-4015) filed August 10, 2007 (Accession No. 0000940394-07-000956) and
incorporated herein by reference.

	(2)		Schedule A effective September 25, 2009 to Amended and Restated Multiple Class Plan filed as Exhibit
(n)(2) to Post-Effective Amendment No. 147 of Eaton Vance Mutual Funds Trust (File Nos. 2-
90946 and 811-4015) filed September 29, 2009 (Accession No. 0000940394-09-000753) and
incorporated herein by reference.

	(3)		Schedule B effective August 10, 2009 to Amended and Restated Multiple Class Plan filed as Exhibit
(n)(3) to Post-Effective Amendment No. 147 of Eaton Vance Mutual Funds Trust (File Nos. 2-
90946 and 811-4015) filed September 29, 2009 (Accession No. 0000940394-09-000753) and
incorporated herein by reference.

	(4)		Schedule C effective August 10, 2009 to Amended and Restated Multiple Class Plan filed as Exhibit
(n)(4) to Post-Effective Amendment No. 147 of Eaton Vance Mutual Funds Trust (File Nos. 2-
90946 and 811-4015) filed September 29, 2009 (Accession No. 0000940394-09-000753) and
incorporated herein by reference.

(p)	(1)		Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and
Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised October 1, 2009 filed as Exhibit (p)(1) to Post-Effective Amendment No. 146 of Eaton
Vance Mutual Funds Trust (File Nos. 2-90946 and 811-4015) filed September 3, 2009 (Accession
No. 0000940394-09-000685) and incorporated herein by reference.

	(2)		Code of Ethics adopted by the Lloyd George Management Group, which includes: Lloyd George
Management (BVI) Ltd, Lloyd George Investment Management (Bermuda) Ltd, Lloyd George
Management (Hong Kong) Ltd, Lloyd George Investment Management (Hong Kong) Limited, Lloyd
George Management (Europe) Ltd, Lloyd George Management (Singapore) Pte Ltd and the LGM
Funds effective December 2004, as revised October 2008 filed as Exhibit (p)(2) to Post-Effective
Amendment No. 102 of Eaton Vance Growth Trust (File Nos. 2-22019 and 811-1241) filed
December 24, 2008 (Accession No. 0000940394-08-001633) and incorporated herein by reference.

	(3)		Code of Ethics adopted by Fox Asset Management LLC effective January 31, 2006, as revised April
21, 2008 filed as Exhibit (p)(3) to Post-Effective Amendment No. 89 filed April 25, 2008
(Accession No. 0000940394-08-000678) and incorporated herein by reference.

	(4)		Code of Ethics adopted by Parametric Risk Advisors LLC effective January 1, 2009 filed as Exhibit
(p)(4) to Post-Effective Amendment No. 92 filed February 26, 2009 (Accession No. 0000940394-
09-000145) and incorporated herein by reference.

(q)	(1)		Power of Attorney for Eaton Vance Special Investment Trust dated November 1, 2005 filed as
Exhibit (q) to Post-Effective Amendment No. 102 of Eaton Vance Municipals Trust (File Nos. 33-52,
811-4409) filed November 29, 2005 (Accession No. 0000940394-05-001357) and
incorporated herein by reference.

	(2)		Power of Attorney for Capital Growth Portfolio, Emerging Markets Portfolio, Investment Grade

C-5

Income Portfolio, Large Cap Core Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio,
Special Equities Portfolio, South Asia Portfolio and Utilities Portfolio dated November 1, 2005, filed as Exhibit (q)(2) to Post-Effective Amendment No. 93 of Eaton Vance Growth Trust (File Nos. 2-
22019, 811-1241) filed December 23, 2005 (Accession No. 0000940394-05-001402) and
incorporated herein by reference.

(3)	Power of Attorney for Capital Growth Portfolio, Large-Cap Value Portfolio, Small-Cap Growth
Portfolio, South Asia Portfolio and Utilities Portfolio dated November 1, 2005, filed as Exhibit (q)(3)
to Post-Effective Amendment No. 93 of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241)
filed December 23, 2005 (Accession No. 0000940394-05-001402) and incorporated herein by reference.

(4)	Power of Attorney for Special Equities Portfolio filed as Exhibit (q)(5) to Post-Effective Amendment
No. 93 of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) filed December 23, 2005
(Accession No. 0000940394-05-001402) and incorporated herein by reference.

(5)	Power of Attorney for Eaton Vance Special Investment Trust dated November 1, 2005 filed as
Exhibit (q)(2) to Post-Effective Amendment No. 94 of Eaton Vance Growth Trust (File Nos. 2-
22019, 811-1241) filed January 27, 2006 (Accession No. 0000940394-06-001402) and
incorporated herein by reference.

(6)	Powers of Attorney for Emerging Markets Portfolio and South Asia Portfolio dated November 1,
2005 filed as Exhibit (q)(7) to Post-Effective Amendment No. 94 of Eaton Vance Growth Trust (File
Nos. 2-22019, 811-1241) filed January 27, 2006 (Accession No. 0000940394-06-001402)
and incorporated herein by reference.

(7)	Power of Attorney for Eaton Vance Special Investment Trust dated January 25, 2006, filed as
Exhibit (q)(2) to Post-Effective Amendment No. 104 of Eaton Vance Growth Trust (File Nos. 33-
572, 811-4409) filed January 30, 2006 (Accession No. 0000940394-06-001408) and
incorporated herein by reference.

(8)	Power of Attorney for Capital Growth Portfolio, Emerging Markets Portfolio, Investment Grade
Income Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, South Asia Portfolio and
Utilities Portfolio dated January 25, 2006 filed as Exhibit (q)(8) to Post-Effective Amendment No.
75 filed February 14, 2006 (Accession No. 0000940394-06-000187) and incorporated herein by reference.

(9)	Power of Attorney for Investment Grade Income Portfolio and Large-Cap Core Portfolio dated
November 1, 2005 filed as Exhibit (q)(17) to Post-Effective Amendment No. 112 of Eaton Vance
Mutual Funds Trust (File Nos. 2-90946, 811-4015) filed February 27, 2006 (Accession No.
0000940394-06-000201) and incorporated herein by reference.

(10)	Powers of Attorney for Special Investment Trust dated April 23, 2007 filed as Exhibit (q)(10) to
Post-Effective Amendment No. 85 filed April 26, 2007 and incorporated herein by reference.

(11)	Power of Attorney for Capital Growth Portfolio, Emerging Markets Portfolio, Investment Portfolio,
Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, South Asia
Portfolio, Special Equities Portfolio and Utilities Portfolio dated April 23, 2007 filed as Exhibit
(q)(11) to Post-Effective Amendment No. 85 filed April 26, 2007 and incorporated herein by reference.

(12)	Power of Attorney for Capital Growth Portfolio, Emerging Markets Portfolio, Investment Grade
Income Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, South Asia Portfolio and
Utilities Portfolio dated April 23, 2007 filed as Exhibit (q)(12) to Post-Effective Amendment No. 85 filed April 26, 2007 (Accession No. 0000940394-07-000430) and incorporated herein by reference.

(13)	Power of Attorney for Special Equities Portfolio dated April 23, 2007 filed as Exhibit (q)(13) to Post-
Effective Amendment No. 85 filed April 26, 2007 (Accession No. 0000940394-07-000430) and
incorporated herein by reference.

(14)	Power of Attorney for International Equity Portfolio dated April 23, 2007 filed as Exhibit (q)(14) to

Post-Effective Amendment No. 85 filed April 26, 2007 (Accession No. 0000940394-07-000430)
and incorporated herein by reference.

(15)	Power of Attorney for Capital Growth Portfolio, Growth Portfolio, International Equity Portfolio, Large-
Cap Growth Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, Special Equities
Portfolio and Utilities Portfolio dated April 23, 2007 filed as Exhibit (q)(15) to Post-Effective
Amendment No. 85 filed April 26, 2007 (Accession No. 0000940394-07-000430) and
incorporated herein by reference.

(16)	Power of Attorney for Investment Grade Income Portfolio dated April 23, 2007 filed as Exhibit
(q)(16) to Post-Effective Amendment No. 85 filed April 26, 2007 (Accession No. 0000940394-
07-000430) and incorporated herein by reference.

(17)	Power of Attorney for Eaton Vance Special Investment Trust dated November 12, 2007 filed filed as
Exhibit (q)(17) to Post-Effective Amendment No. 86 filed December 14, 2007 (Accession No.
0000940394-07-002080) and incorporated herein by reference.

(18)	Power of Attorney for Eaton Vance Special Investment Trust dated January 1, 2008 filed as Exhibit
(q)(18) to Post-Effective Amendment No. 87 filed February 28, 2008 (Accession No.
0000940394-08-000203) and incorporated herein by reference.

(19)	Power of Attorney for Boston Income Portfolio, Capital Growth Portfolio, Dividend Builder Portfolio,
Emerging Markets Portfolio, International Equity Portfolio, Investment Grade Income Portfolio,
Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, South Asia
Portfolio, and Special Equities Portfolio dated January 1, 2008 filed as Exhibit (q)(19) to Post-
Effective Amendment No. 89 filed April 25, 2008 (Accession No. 0000940394-08-000678) and
incorporated herein by reference.

(20)	Power of Attorney for Eaton Vance Special Investment Trust dated November 17, 2008 filed as
Exhibit (n)(20) to Post-Effective Amendment No. 91 filed January 2, 2009 (Accession No.
0000940394-09-000005) and incorporated herein by reference.

(21)	Power of Attorney for Boston Income Portfolio, Capital Growth Portfolio, Dividend Builder Portfolio,
Emerging Markets Portfolio, Greater India Portfolio, International Equity Portfolio, Investment Grade
Income Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Small-Cap Portfolio and
Special Equities Portfolio dated November 17, 2008 filed as Exhibit (n)(21) to Post-Effective
Amendment No. 91 filed January 2, 2009 (Accession No. 0000940394-09-000005) and
incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control

     Not applicable

Item 25. Indemnification

     Article IV of the Registrant’s Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions. Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreement of the Registrant also provides for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 26. Business and other Connections of Investment Advisers

     Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930), Boston Management & Research (File No. 43127), Lloyd George Investment Management (Bermuda) Ltd. (File No. 801-40889), Fox Asset Management, LLC (File No. 801-26379 ) and Parametric Risk Advisors LLC (File No. 801-67738) filed with the Commission, all of which are incorporated herein by reference.

Item 27. Principal Underwriters

(a)	Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Corp., is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Growth Trust		Eaton Vance Mutual Funds Trust
Eaton Vance Investment Trust		Eaton Vance Series Trust II
Eaton Vance Managed Income Term Trust		Eaton Vance Special Investment Trust
Eaton Vance Municipals Trust		Eaton Vance Variable Trust
Eaton Vance Municipals Trust II
(b)
(1)	(2)		(3)
Name and Principal	Positions and Offices		Positions and Offices
Business Address*	with Principal Underwriter		with Registrant

Julie Andrade	Vice President		None
Michelle Baran	Vice President		None
Ira Baron	Vice President		None
Jeffrey P. Beale	Vice President		None
Matthew Bennett	Vice President		None
Stephanie H. Brady	Vice President		None
Timothy Breer	Vice President		None
Mark Burkhard	Vice President		None
Eric Caplinger	Vice President		None
Mark Carlson	Vice President		None
Tiffany Cayarga	Vice President		None
Randy Clark	Vice President		None
Michael Collins	Vice President		None
Daniel C. Cataldo	Vice President and Treasurer		None
Patrick Cosgrove	Vice President		None
Peter Crowley	Vice President		None
Rob Curtis	Vice President		None
Russell E. Curtis	Vice President and Chief Operations Officer		None
Kevin Darrow	Vice President		None
Derek Devine	Vice President		None
Todd Dickinson	Vice President		None
John Dolan	Vice President		None
Brian Dunkley	Vice President		None
James Durocher	Senior Vice President		None
Margaret Egan	Vice President		None
Robert Ellerbeck	Vice President		None
Daniel Ethier	Vice President		None
Troy Evans	Vice President		None
Lawrence L. Fahey	Vice President		None
Thomas E. Faust Jr.	Director		President and Trustee
Richard A. Finelli	Vice President		None
Daniel Flynn	Vice President		None
James Foley	Vice President		None
J. Timothy Ford	Vice President		None
Kathleen Fryer	Vice President		None
Jonathan Futterman	Vice President		None
Anne Marie Gallagher	Vice President		None
William M. Gillen	Senior Vice President		None
Hugh S. Gilmartin	Vice President		None

David Gordon	Vice President	None
Linda Grasso	Vice President	None
John Greenway	Vice President	None
Jorge Gutierrez	Vice President	None
Peter Hartman	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Perry D. Hooker	Vice President	None
Christian Howe	Vice President	None
Thomas Hughes	Vice President	None
Jonathan Isaac	Vice President	None
Elizabeth Johnson	Vice President	None
Lisa M. Jones	Vice President	None
Paul F. Jones	Vice President	None
Steve Jones	Vice President	None
Sean Kelly	Vice President	None
Kathleen Krivelow	Vice President	None
David Lefcourt	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Daniel McCarthy	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
Jac McLean	Senior Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Matthew Navins	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Linda D. Newkirk	Vice President	None
Paul Nicely	Vice President	None
Andrew Ogren	Vice President	None
Stephen O’Loughlin	Vice President	None
Philip Pace	Vice President	None
Shannon McHugh Price	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
David Richman	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
Kerry Smith	Vice President	None
Bill Squadroni	Vice President	None

David Stokkink	Vice President	None
Mike Sullivan	Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Stefan Thielen	Vice President	None
Michael Tordone	Vice President	None
John M. Trotsky	Vice President	None
John Vaughan	Vice President	None
Randolph Verzillo	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Robert J. Whelan	Vice President and Director	None
Greg Whitehead	Vice President	None
Steve Widder	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
Joseph Yasinski	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None

* Address is Two International Place, Boston, MA 02110 (c) Not applicable

Item 28. Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PNC Global Investment Servicing (U.S.) Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of the relevant investment adviser or sub-adviser.

Item 29. Management Services

     Not applicable

Item 30. Undertakings

     None

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on September 29, 2009.

EATON VANCE SPECIAL INVESTMENT TRUST By: /s/ Thomas E. Faust Jr. Thomas E. Faust Jr., President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on September 29, 2009.

Signature	Title

/s/ Thomas E. Faust Jr.	President (Chief Executive Officer) and Trustee
Thomas E. Faust Jr.

/s/ Barbara E. Campbell	Treasurer (and Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Greater India Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on September 29, 2009.

GREATER INDIA PORTFOLIO By: Hon. Robert Lloyd George* Hon. Robert Lloyd George, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on September 29, 2009.

Signature	Title

Hon. Robert Lloyd George*	President (Chief Executive Officer)
Hon. Robert Lloyd George

/s/ Barbara E. Campbell	Treasurer (and Principal Financial and Accounting
Barbara E. Campbell	Officer)

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	President (Chief Executive Officer) and Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.	Description

(i)	Opinion of Internal Counsel dated September 29, 2009.
(j)	Consent of Independent Registered Public Accounting Firm for Eaton Vance Greater India Fund and
Eaton Vance Small-Cap Value Fund dated September 28, 2009.